UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ		08876
(Address of principal executive offices)		(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant's telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2006

Date of reporting period:	7/31/2006

Item 1. Schedule of Investments.

The Schedule of Investments for the period ending July 31, 2006 is filed herewith.

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

July 31, 2006 (unaudited)

Industry	Percentage of Net Assets
Advertising Agencies	2.7%
Automotive	1.4
Banks	9.8
Beverages, Food & Tobacco	4.5
Commercial Banks	2.5
Construction Materials	1.7
Cosmetics & Personal Care	1.4
Discount Stores	1.9
Diversified Electronics	2.1
Diversified Food	4.3
Electric Utilities	1.6
Electronic Equipment & Instruments	9.3
Financial Services	2.5
General Diversified	4.2
Health Care Equipment & Supplies	1.4
Heavy Machinery	4.4
Industrial Chemicals & Gases Manufacturers	3.0
Insurance	1.6
Integrated International Oil Producers	2.5
Oil & Gas	9.8
Other Financial Services	1.8
Parts & Components	1.6
Pharmaceuticals	9.7
Real Estate	3.2
Retailers	1.9
Short Term Investments and Repurchase Agreements	10.1
Software	1.7
Telecommunications	3.4
Wholesalers	1.1
Total Investments	107.1
Other Assets Less Liabilities	(7.1)
Net Assets	100.0%

1

		Shares	Value (1)

Long Term Investments - 97.0%

Common Stocks - 97.0%

Austria - 3.4%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)		120,900	6,978,840
Verbund, Class A (Electric Utilities)		124,500	6,031,311
			13,010,151
Bermuda - 2.3%
Bunge Ltd. (Beverages, Food & Tobacco)	†	161,400	8,809,212

Canada - 5.1%
EnCana Corp. (Oil & Gas)	†	182,432	9,862,274
Imperial Oil Ltd. (Integrated International Oil Producers)		258,240	9,361,200
			19,223,474
China - 1.7%
China Mobile Ltd. - Sponsored ADR (Telecommunications)		199,800	6,459,534

France - 11.9%
Air Liquide (Industrial Chemicals & Gases Manufacturers)		55,692	11,251,917
Dassault Systemes SA (Software)		126,600	6,586,744
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)		81,000	8,145,298
Sanofi-Aventis (Pharmaceuticals)		114,200	10,867,279
Schneider Electric SA (Heavy Machinery)		82,610	8,500,162
			45,351,400
Germany - 1.1%
Fresenius AG (Pharmaceuticals)		25,850	4,088,612

Hong Kong - 2.7%
Hutchison Whampoa Ltd. (General Diversified)		654,000	5,964,012
Li & Fung Ltd. (Wholesalers)		2,010,200	4,215,340
			10,179,352
India - 2.2%
HDFC Bank Ltd. (Banks)		250,300	4,273,829
ICICI Bank Ltd. (Banks)		331,500	3,973,196
			8,247,025
Ireland - 1.7%
CRH plc (Construction Materials)		202,552	6,533,740

Israel - 2.4%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)		275,850	9,125,118

Japan - 18.0%
Fanuc Ltd. (Electronic Equipment & Instruments)		84,800	7,052,176
Hirose Electronics Co., Ltd. (Electronic Equipment & Instruments)		45,400	5,845,042
Hoya Corp. (Electronic Equipment & Instruments)		160,700	5,603,297
JSR Corp. (Automotive)		234,000	5,492,155
Kao Corp. (Cosmetics & Personal Care)		210,900	5,474,999
Keyence Corp. (Electronic Equipment & Instruments)		40,965	9,310,473
Mitsubishi Corp. (General Diversified)		491,100	10,030,347
Sumitomo Realty & Development Co., Ltd. (Real Estate)		485,000	12,017,358
Yokogawa Electric Corp. (Electronic Equipment & Instruments)		580,000	7,702,202
			68,528,049

1

		Shares	Value (1)

Mexico - 3.6%
America Movil SA de CV, Series L - ADR (Telecommunications)		180,500	6,458,290
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)		230,980	7,160,519
			13,618,809
Netherlands - 1.4%
Qiagen NV (Health Care Equipment & Supplies)	* †	337,900	5,145,196

Poland - 1.2%
Bank Pekao SA - GDR (Banks)	†	67,500	4,726,498

Russia - 1.7%
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)		157,050	6,559,603

Singapore - 1.1%
DBS Group Holdings Ltd. (Commercial Banks)		379,083	4,344,024

South Africa - 2.5%
Sasol Ltd. (Oil & Gas)		256,500	9,322,834

South Korea - 2.2%
Samsung Electronics Co., Ltd. - GDR, Reg S (Diversified Electronics)		25,600	8,165,768

Spain - 3.9%
Banco Santander Central Hispano SA (Banks)		653,900	9,913,417
Bankinter SA (Commercial Banks)		75,200	4,994,778
			14,908,195
Sweden - 4.1%
Atlas Copco AB, Class A (Heavy Machinery)		331,000	8,258,113
Skandinaviska Enskilda Banken AB, Class A (Banks)		298,200	7,350,899
			15,609,012
Switzerland - 10.4%
Nestle SA - ADR (Diversified Food)		137,920	11,291,717
Roche Holding AG - Genusschein (Pharmaceuticals)		71,330	12,699,659
Swiss Re - Registered (Insurance)		83,600	6,016,534
UBS AG - Registered (Financial Services)		172,320	9,387,087
			39,394,997
Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. (Parts & Components)		3,692,203	6,168,868

United Kingdom - 10.8%
BG Group plc (Oil & Gas)		850,800	11,453,161
Standard Chartered plc (Other Financial Services)		271,440	6,870,056
Tesco plc (Retailers)		1,103,000	7,410,434
Unilever plc (Diversified Food)		217,365	5,144,006
WPP Group plc (Advertising Agencies)		865,030	10,242,082
			41,119,739

Total Common Stocks (Cost $244,284,934)			368,639,210

Total Long Term Investments (Cost $244,284,934)			368,639,210

2

		Face
		Amount
Short Term Investments - 3.7%
Federal Home Loan Bank, 5.206%, due 08/16/06	††	6,958,767	6,958,767
Federal Home Loan Mortgage Company, 5.201%, due 08/22/06	††	6,958,767	6,958,767

Total Short Term Investments (Cost $13,917,534)			13,917,534

Repurchase Agreements - 6.4%
Morgan Stanley & Co. Repurchase Agreement, 5.30%, due 08/01/06	††	12,846,126	12,846,126
Investors Bank & Trust Repurchase Agreement, 3.75%, due 07/03/06 in the amount of $14,449,252; issued 06/30/06 (collateralized by $14,668,824 par of FNMA and $15,616,232 par of SBA # 506294, with rates ranging from 4.431% to 8.125%, with maturity dates ranging from 11/25/22 to 07/01/33 and an aggregate market value of $15,166,975)		11,451,234	11,451,234

Total Repurchase Agreements (Cost $24,297,360)			24,297,360

Total Investments - 107.1% (Cost $282,499,828)			$406,854,104

Other Assets Less Liabilities - (7.1)%			(26,904,915)

Net Assets - 100.0%			$379,949,189

Summary of Abbreviations

ADR -	American Depository Receipt
FNMA-	Federal National Mortgage Association
GDR -	Global Depositary Receipt
SBA -	Small Business Administration

(1)	See Note 2 to Financial Statements
*	Non-income producing security.
†

All or a portion of this security was out on loan at July 31, 2006; the value of the securities loaned amounted to $25,955,199. The value of collateral amounted to $26,763,660 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

See Notes to Financial Statements

3

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

July 31, 2006 (unaudited)

Percentage of
Industry	Net Assets
Automotive	2.3%
Banks	2.1
Beverages, Food & Tobacco	2.4
Chemicals	1.2
Commercial Banks	3.0
Commercial Services & Supplies	1.1
Communications	1.4
Computers & Information	1.8
Cosmetics & Personal Care	2.4
Cosmetics & Toiletries	2.3
Diversified Electronics	1.3
Diversified Food	1.9
Diversified Metal Producers	3.4
Electrical Equipment	3.9
Electronic Equipment & Instruments	5.2
Exploration, Drilling Service & Equipment	3.6
Financial Services	1.1
Health Care Equipment & Supplies	2.3
Heavy Machinery	2.9
Industrial Chemicals & Gases Manufacturers	2.3
Insurance	3.5
Insurance Companies	2.5
Integrated International Oil Producers	3.2
Media	1.1
Medical Supplies	2.5
Medical, Surgical & Dental Suppliers	1.5
Miscellaneous Printing & Publishing	1.3
Oil & Gas	5.2
Other Financial Services	2.4
Pharmaceuticals	7.8
Real Estate	4.2
Retailers	1.2
Semiconductor Equipment & Products	1.9
Short Term Investments and Repurchase Agreements	3.0
Software	1.3
Telecommunications	5.9
Telephone Systems	0.8
Transportation	2.7
Wholesalers	2.2
Total Investments	102.1
Other Assets Less Liabilities	(2.1)
Net Assets	100.0%

1

		Shares	Value (1)

Long Term Investments - 99.1%

Common Stocks - 99.1%

Australia - 3.4%
Rio Tinto Ltd. (Diversified Metal Producers)		17,200	985,794

Austria - 1.0%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)		4,900	282,848

Canada - 3.7%
EnCana Corp. (Oil & Gas)		19,900	1,075,794

China - 5.1%
China Merchants Holdings International Co., Ltd. (Transportation)		258,000	781,382
China Mobile Ltd. - Sponsored ADR (Telecommunications)		22,400	724,192
			1,505,574
Egypt - 0.8%
Orascom Telecom Holding SAE - GDR (Telephone Systems)		4,850	232,142

France - 11.7%
Air Liquide (Industrial Chemicals & Gases Manufacturers)		1,905	384,883
Dassault Systemes SA (Software)		7,500	390,210
L’Oreal SA (Cosmetics & Personal Care)		6,920	693,944
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)		3,314	333,253
Sanofi-Aventis-ADR (Pharmaceuticals)		12,200	578,158
Schlumberger Ltd. (Exploration, Drilling Service & Equipment)		15,800	1,056,230
			3,436,678
Hong Kong - 2.2%
Li & Fung Ltd. (Wholesalers)		305,800	641,255

Israel - 1.1%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)		9,900	327,492

Japan - 12.8%
Fanuc Ltd. (Electronic Equipment & Instruments)		3,100	257,804
Hirose Electronics Co., Ltd. (Electronic Equipment & Instruments)		2,400	308,989
JSR Corp. (Automotive)		28,800	675,957
Keyence Corp. (Electronic Equipment & Instruments)		2,860	650,017
Nomura Holdings Inc. (Financial Services)		17,600	313,667
Sumitomo Realty & Development Co., Ltd. (Real Estate)		50,000	1,238,903
Yokogawa Electric Corp. (Electronic Equipment & Instruments)		23,000	305,432
			3,750,769
Mexico - 1.2%
America Movil SA de CV, Series L - ADR (Telecommunications)		10,300	368,534

Netherlands - 2.3%
Qiagen NV (Health Care Equipment & Supplies)	* †	43,900	668,464

South Africa - 1.5%
Sasol Ltd. (Oil & Gas)		12,440	452,148

1

		Shares	Value (1)

South Korea - 2.4%
Kookmin Bank - ADR (Banks)		3,900	336,336
Samsung Electronics Co., Ltd. - GDR, Reg S (Diversified Electronics)		1,190	379,581
			715,917
Spain - 1.2%
Bankinter SA (Commercial Banks)		5,400	358,668

Switzerland - 8.1%
Alcon Inc. (Medical, Surgical & Dental Suppliers)		3,900	430,638
Nestle SA - ADR (Diversified Food)		6,820	558,364
Novartis AG - Registered (Pharmaceuticals)		6,920	393,278
Roche Holding AG - Genusschein (Pharmaceuticals)		2,100	373,886
Swiss Re - Registered (Insurance)		4,700	338,250
Synthes Inc. (Medical Supplies)		2,400	277,156
			2,371,572
United Kingdom - 3.7%
Pearson plc (Miscellaneous Printing & Publishing)		28,800	391,429
Standard Chartered plc (Other Financial Services)		27,700	701,078
			1,092,507
United States - 36.9%
3M Co. (Computers & Information)		7,580	533,632
Abbott Laboratories (Pharmaceuticals)		13,100	625,787
Air Products & Chemicals Inc. (Industrial Chemicals & Gases Manufacturers)		4,500	287,685
American International Group (Insurance Companies)		12,100	734,107
Analog Devices (Semiconductor Equipment & Products)		17,400	562,542
Automatic Data Processing Inc. (Commercial Services & Supplies)		7,720	337,827
Caterpillar Inc. (Heavy Machinery)		12,000	850,440
Cisco Systems Inc. (Telecommunications)	*	36,700	655,095
Colgate-Palmolive Co. (Cosmetics & Toiletries)		11,400	676,248
Emerson Electric Co. (Electrical Equipment)		10,750	848,390
Exxon Mobil Corp. (Integrated International Oil Producers)		14,050	951,747
General Electric Co. (Electrical Equipment)		9,400	307,286
Medco Health Solutions Inc. (Insurance)	*	11,439	678,676
Medtronic Inc. (Medical Supplies)		9,300	469,836
Praxair Inc. (Chemicals)		6,600	361,944
Qualcomm Inc. (Communications)		11,600	409,016
The Coca-Cola Company (Beverages, Food & Tobacco)		8,130	361,785
TJX Companies Inc. (Retailers)		14,400	350,928
Viacom Inc., Class B (Media)	*	8,975	312,779
Wells Fargo & Co. (Commercial Banks)		7,200	520,848
			10,836,598

Total Common Stocks (Cost $20,666,602)			29,102,754

Total Long Term Investments (Cost $20,666,602)			29,102,754

		Face
		Amount
Short Term Investments - 1.1%
Federal Home Loan Bank, 5.206%, due 08/16/06	††	156,421	156,421
Federal Home Loan Mortgage Company, 5.201%, due 08/22/06	††	156,421	156,421

Total Short Term Investments (Cost $312,842)			312,842

2

		Face
		Amount
Repurchase Agreements - 1.9%
Morgan Stanley & Co. Repurchase Agreement. 5.30%, due 08/01/06	††	288,758	288,758
Investors Bank & Trust Repurchase Agreement, 3.75%, due 07/03/06 in the amount of $306,319; issued 06/30/06 (collateralized by $2,374,526 par of SBA # 505700, with a rate of 8.625%, with a maturity date of 09/25/14 and a market value of $321,535)		287,924	287,924

Total Repurchase Agreements (Cost $576,682)			576,682

Total Investments - 102.1% (Cost $21,556,126)			$29,992,278

Other Assets Less Liabilities - (2.1)%			(627,734)

Net Assets - 100.0%			$29,364,544

Summary of Abbreviations

ADR -	American Depository Receipt
GDR -	Global Depositary Receipt
SBA -	Small Business Administration

(1)	See Note 2 to Financial Statements
*	Non-income producing security.
†

All or a portion of this security was out on loan at July 31, 2006; the value of the securities loaned amounted to $570,007. The value of collateral amounted to $601,600 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

See Notes to Financial Statements

3

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

July 31, 2006 (unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	0.6%
Airlines	1.7
Automotive	3.7
Banks	13.1
Beverages, Food & Tobacco	1.9
Brewers	1.8
Building Materials	1.3
Chemicals	2.4
Commercial Banks	1.7
Computers & Information	0.8
Cosmetics & Personal Care	1.6
Discount Stores	1.6
Diversified Electronics	4.4
Electric Utilities	0.8
Electrical Equipment	2.6
Electronics	1.3
Entertainment & Leisure	1.1
Financial Services	1.2
Heavy Machinery	1.1
Home Construction, Furnishings & Appliances	4.5
Industrial Conglomerates	1.2
Insurance	1.7
Medical Supplies	1.0
Metals & Mining	3.4
National & Regional Food Chains	1.0
Oil & Gas	14.6
Parts & Components	3.3
Pharmaceuticals	3.0
Real Estate	0.7
Retailers	3.2
Short Term Investments and Repurchase Agreements	2.9
Telecommunications	5.7
Telephone Systems	4.5
Transportation	4.6
Total Investments	100.0
Other Assets Less Liabilities	0.0
Net Assets	100.0%

1

		Shares	Value (1)

Long Term Investments - 97.1%

Common Stocks - 92.3%

Brazil - 8.7%
Brazil Realty SA (Real Estate)		29,854	404,823
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (National & Regional Food Chains)		17,850	534,608
Companhia de Bebidas das Americas - Preferred ADR (Beverages, Food & Tobacco)		13,800	555,450
Companhia Vale do Rio Doce - ADR (Metals & Mining)		23,700	549,840
Embraer Aircraft Corp. - ADR (Aerospace & Defense)		9,030	311,806
Gol - Linhas Aereas Inteligentes SA - ADR (Airlines)		15,800	505,916
Natura Cosmeticos SA (Cosmetics & Personal Care)		78,000	865,870
Petroleo Brasileiro SA - ADR (Oil & Gas)		11,509	1,057,447
			4,785,760
Chile - 1.8%
Banco Santander - ADR (Banks)		13,756	537,860
Lan Airlines SA - Sponsored ADR (Airlines)		13,700	436,482
			974,342
China - 7.0%
ASM Pacific Technology Ltd. (Heavy Machinery)		117,500	590,812
China Merchants Holdings International Co., Ltd. (Transportation)		312,000	944,927
China Mobile Ltd. - Sponsored ADR (Telecommunications)		34,749	1,123,435
China Petroleum & Chemical Corp. - ADR (Oil & Gas)		12,920	743,158
Datang International Power Generation Co., Ltd. (Electric Utilities)		712,000	449,186
			3,851,518
Colombia - 0.9%
BanColombia SA - Sponsored ADR (Banks)		18,390	496,162

Czech Republic - 1.0%
Zentiva BV (Pharmaceuticals)		10,400	538,562

Egypt - 2.0%
Orascom Construction Industries (Home Construction, Furnishings & Appliances)		3,389	264,486
Orascom Telecom Holding SAE - GDR (Telephone Systems)		17,689	846,671
			1,111,157
Hong Kong - 0.4%
Wumart Stores, Inc., Class H (Retailers)		67,800	206,859

Hungary - 1.1%
Gedeon Richter Rt. (Pharmaceuticals)		2,839	599,946

India - 6.8%
Bajaj Auto Ltd. (Automotive)		18,220	969,284
Bharat Heavy Electricals (Electrical Equipment)		12,780	562,031
Bharti Tele-Ventures Ltd. (Telephone Systems)	*	109,400	900,412
HDFC Bank Ltd. - ADR (Banks)		10,703	579,567
ICICI Bank Ltd. (Banks)		59,660	715,055
			3,726,349
Indonesia - 2.9%
Perusahaan Gas Negara PT (Oil & Gas)		599,000	779,014
PT Telekomunikasi Indonesia - Sponsored ADR (Telecommunications)		24,430	814,252
			1,593,266

1

		Shares	Value (1)

Israel - 1.6%
Israel Chemicals Ltd. (Chemicals)		187,350	886,064

Malaysia - 1.9%
IOI Corp. Berhad (Chemicals)		95,500	425,769
Resorts World Berhad (Entertainment & Leisure)		194,000	599,603
			1,025,372
Mexico - 7.9%
America Movil SA de CV, Series L - ADR (Telecommunications)		33,900	1,212,942
Controladora Comercial Mexicana SA de CV (Retailers)		334,700	656,499
Grupo Financiero Banorte SA de CV, Class O (Financial Services)		243,650	669,072
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)	*	363,200	941,031
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)		28,465	882,432
			4,361,976
Philippines - 1.3%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telephone Systems)		18,095	709,143

Poland - 2.2%
Bank Pekao SA (Banks)		9,840	675,905
Polski Koncern Naftowy Orlen SA (Oil & Gas)		26,570	520,180
			1,196,085
Russia - 9.2%
Lukoil - Sponsored ADR (Oil & Gas)		19,528	1,695,030
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)		47,650	1,990,227
Sberbank of Russia (Banks)		742	1,362,438
			5,047,695
South Africa - 11.4%
Aspen Pharmacare Holdings Ltd. (Medical Supplies)	*	105,590	535,913
Bidvest Group Ltd. (Industrial Conglomerates)		44,557	641,617
Impala Platinum Holdings Ltd. (Metals & Mining)		7,103	1,315,301
Pretoria Portland Cement Co., Ltd. (Building Materials)		13,775	736,234
SABMiller plc (Brewers)		48,900	979,994
Sasol Ltd. (Oil & Gas)		26,130	949,730
Standard Bank Group Ltd. (Banks)		25,870	284,452
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)		270,317	828,675
			6,271,916
South Korea - 13.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Transportation)		21,700	682,835
Hynix Semiconductor, Inc. (Electronics)	*	21,400	725,953
Hyundai Mobis (Automotive)		6,820	566,341
Hyundai Motor Co., Ltd. (Automotive)		6,260	478,490
Kookmin Bank - ADR (Banks)		15,263	1,316,281
Samsung Electronics Co., Ltd. - GDR, Reg S (Diversified Electronics)		6,180	1,971,267
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)		6,820	922,089
Shinsegae Co., Ltd. (Retailers)		1,800	888,252
			7,551,508
Taiwan - 5.6%
Advantech Co., Ltd. (Computers & Information)		139,000	423,496
Delta Electronics (Electrical Equipment)		315,600	846,540
Hon Hai Precision Industry Co., Ltd. (Parts & Components)		172,000	1,013,540

2

		Shares	Value (1)

Taiwan Semiconductor Manufacturing Co. (Parts & Components)		479,555	801,232
			3,084,808
Thailand - 1.2%
Siam Commercial Bank-Alien (Banks)		428,370	650,588

Turkey - 2.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages, Food & Tobacco)		18,288	488,689
Arcelik AS (Home Construction, Furnishings & Appliances)		75,814	471,007
Turkiye Is Bankasi (Banks)		109,258	584,545
			1,544,241
United Kingdom - 0.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)		77,580	488,918

Total Common Stocks (Cost $48,972,428)			50,702,235

Preferred Stocks - 4.8%
Brazil - 3.4%
All America Latina Logistica SA (Transportation)		13,500	917,169
Banco Itau Holding Financeria SA - ADR (Commercial Banks)		30,654	945,983
			1,863,152
Russia - 0.5%
Transneft (Oil & Gas)	^ *	199	285,109

South Korea - 0.9%
Samsung Electronics Co., Ltd. (Diversified Electronics)		2,001	468,834

Total Preferred Stocks (Cost $2,418,870)			2,617,095

Total Long Term Investments (Cost $51,391,298)			53,319,330

		Face
		Amount
Repurchase Agreements - 2.9%
Investors Bank & Trust Repurchase Agreement, 3.75%, due 07/03/06 in the amount of $604,410; issued 06/30/06 (collateralized by $1,197,582 par of FNMA, with a rate of 4.247%, with a maturity date of 10/01/33 and a market value of $634,432) (Cost $1,578,928)		1,578,928	1,578,928

Total Investments - 100.0% (Cost $52,970,226)			$54,898,258

Other Assets Less Liabilities - 0.0%			12,378

Net Assets - 100.0%			$54,910,636

Summary of Abbreviations

ADR -	American Depository Receipt
FNMA -	Federal National Mortgage Association
GDR -	Global Depositary Receipt
SBA -	Small Business Administration

(1)	See Note 2 to Financial Statements
^	Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

3

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

July 31, 2006 (unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	0.6%
Airlines	1.7
Automotive	3.6
Banks	13.1
Beverages, Food & Tobacco	1.9
Brewers	1.8
Building Materials	1.4
Chemicals	2.4
Commercial Banks	1.7
Computers & Information	0.7
Cosmetics & Personal Care	1.6
Discount Stores	1.6
Diversified Electronics	4.5
Electric Utilities	0.8
Electrical Equipment	2.5
Electronics	1.3
Entertainment & Leisure	1.1
Financial Services	1.2
Heavy Machinery	1.0
Home Construction, Furnishings & Appliances	4.5
Industrial Conglomerates	1.2
Insurance	1.7
Medical Supplies	0.9
Metals & Mining	3.3
National & Regional Food Chains	1.0
Oil & Gas	14.8
Parts & Components	3.3
Pharmaceuticals	3.0
Real Estate	0.7
Retailers	3.2
Short Term Investments and Repurchase Agreements	2.9
Telecommunications	5.7
Telephone Systems	4.5
Transportation	4.6
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

1

		Shares	Value (1)

Long Term Investments - 97.0%

Common Stocks - 91.8%

Brazil - 8.7%
Brazil Realty SA (Real Estate)		734,346	9,957,806
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (National & Regional Food Chains)		438,500	13,133,075
Companhia de Bebidas das Americas - Preferred ADR (Beverages, Food & Tobacco)		333,400	13,419,350
Companhia Vale do Rio Doce - ADR (Metals & Mining)		570,000	13,224,000
Embraer Aircraft Corp. - ADR (Aerospace & Defense)		214,240	7,397,707
Gol - Linhas Aereas Inteligentes SA - ADR (Airlines)		378,700	12,125,974
Natura Cosmeticos SA (Cosmetics & Personal Care)		1,895,300	21,039,529
Petroleo Brasileiro SA - ADR (Oil & Gas)		274,671	25,236,772
			115,534,213
Chile - 1.8%
Banco Santander - ADR (Banks)		326,494	12,765,915
Lan Airlines SA - Sponsored ADR (Airlines)		333,600	10,628,496
			23,394,411
China - 6.8%
ASM Pacific Technology Ltd. (Heavy Machinery)		2,697,000	13,561,025
China Merchants Holdings International Co., Ltd. (Transportation)		7,451,600	22,568,010
China Mobile Ltd. - Sponsored ADR (Telecommunications)		840,061	27,159,172
China Petroleum & Chemical Corp. - ADR (Oil & Gas)		299,700	17,238,744
Datang International Power Generation Co., Ltd. (Electric Utilities)		16,796,500	10,596,564
			91,123,515
Colombia - 0.9%
BanColombia SA - Sponsored ADR (Banks)		424,700	11,458,406

Czech Republic - 1.0%
Zentiva BV (Pharmaceuticals)		263,900	13,666,011

Egypt - 2.0%
Orascom Construction Industries (Home Construction, Furnishings & Appliances)		81,330	6,347,197
Orascom Telecom Holding SAE - GDR (Telephone Systems)	†	432,321	20,692,717
			27,039,914
Hong Kong - 0.4%
Wumart Stores, Inc., Class H (Retailers)		1,750,000	5,339,275

Hungary - 1.1%
Gedeon Richter Rt. (Pharmaceuticals)		69,521	14,691,383

India - 6.8%
Bajaj Auto Ltd. (Automotive)		444,700	23,657,543
Bharat Heavy Electricals (Electrical Equipment)		304,390	13,386,288
Bharti Tele-Ventures Ltd. (Telephone Systems)	*	2,669,108	21,967,967
HDFC Bank Ltd. - ADR (Banks)		262,697	14,225,043
ICICI Bank Ltd. (Banks)		864,700	10,363,869
ICICI Bank Ltd. - Sponsored ADR (Banks)		285,000	7,444,200
			91,044,910
Indonesia - 2.9%
Perusahaan Gas Negara PT (Oil & Gas)		14,607,400	18,997,273

		Shares	Value (1)

PT Telekomunikasi Indonesia - Sponsored ADR (Telecommunications)	†	587,600	19,584,708
			38,581,981
Israel - 1.6%
Israel Chemicals Ltd. (Chemicals)		4,548,600	21,512,402

Malaysia - 1.9%
IOI Corp. Berhad (Chemicals)		2,382,000	10,619,699
Resorts World Berhad (Entertainment & Leisure)		4,733,100	14,628,771
			25,248,470
Mexico - 7.8%
America Movil SA de CV, Series L - ADR (Telecommunications)		823,300	29,457,674
Controladora Comercial Mexicana SA de CV (Retailers)		8,079,800	15,848,165
Grupo Financiero Banorte SA de CV, Class O (Financial Services)		5,634,640	15,472,931
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)	*	8,581,200	22,233,420
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)		691,407	21,434,032
			104,446,222
Philippines - 1.3%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telephone Systems)		441,715	17,310,811

Poland - 2.2%
Bank Pekao SA (Banks)		241,000	16,554,184
Polski Koncern Naftowy Orlen SA (Oil & Gas)		644,400	12,615,890
			29,170,074
Russia - 9.1%
Lukoil - Sponsored ADR (Oil & Gas)		477,002	41,403,774
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)		1,131,195	47,247,313
Sberbank of Russia (Banks)		18,098	33,231,005
			121,882,092
South Africa - 11.4%
Aspen Pharmacare Holdings Ltd. (Medical Supplies)	*	2,466,000	12,515,961
Bidvest Group Ltd. (Industrial Conglomerates)		1,100,642	15,849,150
Impala Platinum Holdings Ltd. (Metals & Mining)		168,577	31,216,309
Pretoria Portland Cement Co., Ltd. (Building Materials)		343,415	18,354,541
SABMiller plc (Brewers)		1,184,100	23,730,281
Sasol Ltd. (Oil & Gas)		632,970	23,006,137
Standard Bank Group Ltd. (Banks)		617,569	6,790,443
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)		6,565,113	20,125,805
			151,588,627
South Korea - 13.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Transportation)		527,100	16,586,278
Hynix Semiconductor, Inc. (Electronics)	*	519,500	17,623,015
Hyundai Mobis (Automotive)		157,380	13,069,018
Hyundai Motor Co., Ltd. (Automotive)		151,300	11,564,783
Kookmin Bank - ADR (Banks)		369,558	31,870,682
Samsung Electronics Co., Ltd. - GDR, Reg S (Diversified Electronics)		148,921	47,486,741
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)		164,900	22,295,085
Shinsegae Co., Ltd. (Retailers)		43,900	21,663,475
			182,159,077
Taiwan - 5.6%
Advantech Co., Ltd. (Computers & Information)		3,253,585	9,912,814

		Shares	Value (1)

Delta Electronics (Electrical Equipment)		7,507,076	20,136,376
Hon Hai Precision Industry Co., Ltd. (Parts & Components)		4,128,000	24,324,948
Taiwan Semiconductor Manufacturing Co. (Parts & Components)		11,688,478	19,528,905
			73,903,043
Thailand - 1.2%
Siam Commercial Bank-Alien (Banks)		10,447,800	15,867,631

Turkey - 2.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages, Food & Tobacco)		435,604	11,640,144
Arcelik AS (Home Construction, Furnishings & Appliances)		1,742,076	10,822,940
Turkiye Is Bankasi (Banks)		2,610,142	13,964,622
			36,427,706
United Kingdom - 0.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)		1,842,400	11,611,007

Total Common Stocks (Cost $963,490,340)			1,223,001,181

Preferred Stocks - 5.2%
Brazil - 3.4%
All America Latina Logistica SA (Transportation)		325,800	22,134,332
Banco Itau Holding Financeria SA - ADR (Commercial Banks)		748,626	23,102,598
			45,236,930
Russia - 0.9%
Transneft (Oil & Gas)	^ *	8,200	11,748,222

South Korea - 0.9%
Samsung Electronics Co., Ltd. (Diversified Electronics)		51,259	12,009,984

Total Preferred Stocks (Cost $45,313,048)			68,995,136

Total Long Term Investments (Cost $1,008,803,388)			1,291,996,317

		Face
		Amount
Short Term Investments - 0.4%
Federal Home Loan Bank, 5.206%, due 08/16/06	††	2,884,813	2,884,813
Federal Home Loan Mortgage Company, 5.201%, due 08/22/06	††	2,884,812	2,884,812

Total Short Term Investments (Cost $5,769,625)			5,769,625

Repurchase Agreements - 2.4%
Morgan Stanley & Co. Repurchase Agreement. 5.30%, due 08/01/06	††	5,325,465	5,325,465
Investors Bank & Trust Repurchase Agreement, 3.75%, due 07/03/06 in the amount of $8,336,458; issued 06/30/06 (collateralized by $3,638,972 par of FNMA and $10,040,177 par of SBA # 506433, with rates ranging from 4.307% to 7.800%, with maturity dates ranging from 07/25/28 to 06/01/34 and an aggregate market value of $8,750,546)		27,167,398	27,167,398

Total Repurchase Agreements (Cost $32,492,863)			32,492,863

	Shares	Value (1)

Total Investments - 99.8% (Cost $1,047,065,876)		$1,330,258,805

Other Assets Less Liabilities - 0.2%		2,597,527

Net Assets - 100.0%		$1,332,856,332

Summary of Abbreviations

ADR -	American Depository Receipt
FNMA -	Federal National Mortgage Association
GDR -	Global Depositary Receipt
SBA -	Small Business Administration

(1)	See Note 2 to Financial Statements
^	Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.
*	Non-income producing security.
†

All or a portion of this security was out on loan at July 31, 2006; the value of the securities loaned amounted to $10,557,780. The value of collateral amounted to $11,095,090 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2006 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has four Portfolios (individually, “Portfolio”), all of which were active as of July 31, 2006: International Equity Portfolio (“International Equity”); Global Equity Portfolio (“Global Equity”); Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); and Emerging Markets Portfolio (“Emerging Markets”). The investment objective of each Portfolio is as follows: International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States; Institutional Emerging Markets and Emerging Markets Portfolios - to seek long-term capital appreciation through investments in equity securities of companies based in developing markets.

International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.’s AMT Capital Fund, Inc.  Effective August 5, 2005, International Equity launched the Investor Class Shares and converted existing shareholders to the Institutional Class.  The Investor Class of International Equity commenced operations on September 30, 2005.  Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.’s Global Equity L.P. (“GELP”), a limited partnership, in a tax-free reorganization. Effective August 5, 2005, Global Equity launched the Investor Class Shares and converted existing shareholders to the Institutional Class.  The Investor Class of Global Equity has not yet commenced operations.  Institutional Emerging Markets commenced operations on October 17, 2005.  Emerging Markets commenced operations on November 9, 1998.  The Fund is managed by Harding, Loevner Management, L.P. (the “Investment Adviser”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies.  The following is a summary of the Fund’s significant accounting policies:

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the “Board”) of the Fund has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the Investment Company Act of 1940, as amended (“1940 Act”). The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. The Fund has implemented fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another fair valuation methodology is appropriate.  If a significant event occurs after the close of trading but before the calculation of the Portfolios’ net asset value and such significant event has a potential impact on the Portfolios’ net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures.  As of July 31, 2006, there was one security in the Portfolios which required valuation by the Board or its delegate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the fund is informed of such dividends).  The Fund accretes discount or amortizes premium on a daily basis as adjustments to interest income and the cost of investments. The Fund uses the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Expenses

Expenses directly attributed to a specific Portfolio are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

Distribution Plan

Quasar Distributors, LLC serves as the non-exclusive distributor of each class of the Company’s shares.  The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Investor Class shares of International Equity and Global Equity.  Under the terms of the plan, each Portfolio compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Portfolio attributable to its class shares for distribution and related services.

Dividends to Shareholders

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. Temporary differences do not require reclassification. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of Portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold.  Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate.

Security Lending

Each Portfolio is authorized to lend securities from its investment Portfolios to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives the income on the loaned securities and a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earn either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. However, a Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board and are deemed by the Investment Adviser to be of good financial standing. A Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with each Portfolio’s investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of a Portfolio unless otherwise required by law.

3. Significant Agreements and Transactions with Affiliates

The Board has approved investment advisory agreements (the “Agreements”) with the Investment Adviser.  The advisory fees are computed daily at an annual rate of 0.75%, 1.00%, 1.25% and 1.25% of the average daily net assets of International Equity, Global Equity, Institutional Emerging Markets and Emerging Markets, respectively.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company, which provides certain accounting, clerical and bookkeeping services, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.  Under this agreement, International Equity, Global Equity, Institutional Emerging Markets and Emerging Markets incurred $179,097, $20,471, $18,210 and $640,910, respectively, in administration fees for the period ended July 31, 2006.

The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.25%, 1.30% and 1.75%, respectively, of the average daily net assets of International Equity, Global Equity, Institutional Emerging Markets and Emerging Markets.  For the period ended July 31, 2006, the Investment Adviser voluntarily waived $45,238, $92,647 and $170,524 in investment advisory fees from International Equity, Global Equity and Institutional Emerging Markets, respectively.

Directors’ fees and related expenses for International Equity, Global Equity, Institutional Emerging Markets and Emerging Markets amounted to $15,685, $1,198, $1,383 and $63,505, respectively, for the period ended July 31, 2006.

The Fund has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Portfolios’ shares.  These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services.  In recognition of the savings of expenses to the Fund arising from the economies of scale associated with these intermediaries’ holding their customers’ shares in a single account with the Fund’s transfer agent, the Portfolios are authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary for providing sub-accounting and related shareholder services (subject to the voluntary expense cap); the balance of the intermediaries’ fees are paid by the Investment Adviser.  Because of the Investment Adviser’s voluntary cap on the Portfolios fees and expenses, the Fund paid a portion or all of each Portfolio’s share of these fees during the period ended July 31, 2006.

4. Investment Transactions

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at July 31, 2006, for each of the Portfolios were as follows:

	Unrealized	Unrealized
Portfolio	Appreciation	Depreciation	Net	Cost

International Equity	$126,940,933	$2,847,011	$124,093,922	$282,760,182
Global Equity	9,021,889	631,481	8,390,408	21,601,870
Institutional Emerging Markets	3,635,353	1,732,266	1,903,087	52,995,171
Emerging Markets	258,552,460	19,486,153	239,066,307	1,091,192,498

There was no unrealized appreciation (depreciation) on foreign currency for the Funds for the period ended July 31, 2006.

5. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign Portfolio holdings.  A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts.  As of July 31, 2006, the Portfolios had no open foreign currency transactions to buy or sell currency on the spot markets.

6. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party’s creditworthiness.  Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times.  If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day.  If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

7. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By /s/ David R. Loevner
David R. Loevner, President

Date	September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David R. Loevner
David R. Loevner, President

Date	September 21, 2006

By /s/ Richard Reiter
Richard Reiter, Treasurer and Chief Financial Officer

Date	September 21, 2006